SHAREHOLDERS' EQUITY (Details)																								12 Months Ended
	Jan. 10, 2023 USD ($) shares	Dec. 29, 2022 $ / shares	Dec. 28, 2022	Dec. 23, 2022 USD ($) shares	Dec. 20, 2022 USD ($) item shares	Dec. 15, 2022 USD ($) shares	Nov. 21, 2022 USD ($) item shares	Oct. 19, 2021 USD ($) item shares	Sep. 27, 2021 shares	Sep. 08, 2021 USD ($) item shares	Mar. 03, 2021 USD ($) shares	Mar. 01, 2021 shares	Jan. 27, 2021 USD ($) shares	Aug. 13, 2020 shares	May 20, 2020 USD ($) shares	May 03, 2020 shares	Mar. 01, 2020 shares	May 21, 2019 shares	Sep. 27, 2015 shares	Sep. 07, 2015 USD ($) shares	Jun. 08, 2015 USD ($) $ / shares shares	Apr. 27, 2015 $ / shares shares	Apr. 08, 2015 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
SHAREHOLDERS' EQUITY
Total purchase price | $																								$ 6,297,928		$ 3,237,605
Shares issued and transferred to depositary bank									399,999,960			394,200,000
Proceeds from private placement | $							$ 3,150,000								$ 300,000
Ordinary shares issued upon the exercise of their share options																								868,563,072	775,117,466	55,983,312
Value of share options exercised | $																									$ 13,094	$ 184
Number of investors | item					2		3	3		3
Shares issued					3,676,470,589		2,423,076,922	571,428,570		571,428,570					90,000,000
Shares issued for services							108,000,000
Share Consolidation ratio		400
Par value per share after share consolidation ration | $ / shares		$ 0.004
ADR share ratio		1	360
Huangtong International Co., Ltd
SHAREHOLDERS' EQUITY
Aggregate consideration | $						$ 5,980,000
Aggregate consideration payable in ordinary shares | $						$ 2,718,181,818
Employees and former employees
SHAREHOLDERS' EQUITY
Ordinary shares issued upon the exercise of their share options																								868,563,072
Common shares remain for future issuance																								0	0	18,379,800
Accredited non-U.S. investor
SHAREHOLDERS' EQUITY
Proceeds from private placement | $	$ 5,000,000			$ 5,000,000
Shares issued	4,545,454,546					2,718,181,818
Number of shares per unit				1
Number of warrants per unit				3
Shares not yet issued				4,545,454,546
Unicorn
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																		632,660,858
NBPay Investment
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																	761,789,601
Mr. Xu | JMU
SHAREHOLDERS' EQUITY
Shares issued pursuant to supplemental agreement | $																				$ 15,000,000
Stock Issued During Period Shares Other																				27,000,000
Ordinary shares
SHAREHOLDERS' EQUITY
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost | $																							$ 37,294,600
IPO related cost | $																							3,000,000
Ordinary shares issued for consideration																								2,718,181,818		761,789,601
Total purchase price | $																								$ 27,182		$ 7,618
Ordinary shares issued upon the exercise of their share options																									3,602,880	18,270,720
Value of share options exercised | $																									$ 36	$ 184
Shares issued																								6,207,547,511	1,352,857,140	90,000,000
Ordinary shares | Employees and former employees
SHAREHOLDERS' EQUITY
Shares issued and transferred to depositary bank														36,000,000					38,363,112
Ordinary shares | JMU
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																					741,422,780
Ordinary shares issued upon the exercise of their share options											210,000,000		210,000,000
Value of share options exercised | $											$ 700,000		$ 700,000
Ordinary shares | Unicorn
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																		632,660,858
Ordinary shares | NBPay Investment
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																761,789,601
Ordinary shares | Mr. Xu
SHAREHOLDERS' EQUITY
Amount of Mr. Xu's indebtedness converted into ordinary shares | $																							$ 69,400,000
Ordinary shares issued upon conversion of Mr. Xu's debt																							124,835,802
Stock Issued During Period Shares Other																				27,000,000
Ordinary shares | Mr. Xu | JMU
SHAREHOLDERS' EQUITY
Ordinary shares issued for consideration																					72,000,000
Purchase price (in dollars per share) | $ / shares																					$ 0.5556
Total purchase price | $																					$ 40,000,000
Ordinary shares | IPO
SHAREHOLDERS' EQUITY
Shares issued																							72,000,000
Ordinary shares | Over-allotment option
SHAREHOLDERS' EQUITY
Shares issued																						3,960,000
Bitcion [Member]
SHAREHOLDERS' EQUITY
Proceeds from private placement | $					$ 5,000,000					$ 105.2385
Market value of cryptocurrencies | $										$ 5,000,000
USD Coin [Member]
SHAREHOLDERS' EQUITY
Proceeds from private placement | $								$ 5,000,000
Market value of cryptocurrencies | $								$ 5,000,000
ADS | Employees and former employees
SHAREHOLDERS' EQUITY
Shares issued and transferred to depositary bank									1,111,111			1,095,000		1,000,000					2,131,284
ADS | IPO
SHAREHOLDERS' EQUITY
Price per share | $ / shares																							$ 10
Shares issued																							4,000,000
ADS | Over-allotment option
SHAREHOLDERS' EQUITY
Price per share | $ / shares																						$ 10
Shares issued																						220,000
Series A-1 Preferred Shares
SHAREHOLDERS' EQUITY
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO																							12,202,988
Series A-2 Preferred Shares
SHAREHOLDERS' EQUITY
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO																							122,029,877
Series B Preferred Shares
SHAREHOLDERS' EQUITY
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO																							30,507,471